UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               ------------------

Check here if Amendment [  ]; Amendment Number:  ____
         This Amendment (Check only one.): [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mangan & McColl Partners, LLC
Address:          Bank of America Corporate Center
                  100 North Tryon Street, Suite 5130
                  Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         --------------------------------------------------------------
Title:   Chief Financial Officer
         --------------------------------------------------------------
Phone:   (704) 376-0042
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Joseph J. Schonberg       Charlotte, North Carolina     February 14, 2002
--------------------------- ------------------------------  -------------------
          [Signature]           [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              53
                                            ------------------

Form 13F Information Table Value Total:        $  181,286
                                            ------------------
                                                (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commssion.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


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                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
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                                          Fair                             Investment
 Name of Issuer  Title of     CUSIP       Market            Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value   Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

ADMIRALTY
BANCORP
INC CL B         COMMON       7231103      2,049    79,018   SH          X                  N/A         79,018

ALBERTO
CULVER
CO-CL A          COMMON      13068200      1,565    32,200   SH          X                  N/A         32,200

ASTORIA
FINANCIAL
CORP             COMMON      46265104      1,167    42,995   SH          X                  N/A         42,995

AVANTGO INC      COMMON     05349M100         64    64,928   SH          X                  N/A         64,928

AMERICAN
WATER WORKS
CO IN            COMMON      30411102     38,879   854,859   SH          X                  N/A        854,859

BANK OF
AMER CORP        COMMON      60505104      7,403   106,412   SH          X                  N/A        106,412

BAY VIEW CAP
I GTD TR PFD     COMMON     07262R207      1,949    77,082   SH          X                  N/A         77,082

BAY VIEW CAP
CORP - DEL       COMMON     07262L101        173    30,000   SH          X                  N/A         30,000

BWAY
CORPORATION      COMMON      56039100      1,799    90,969   SH          X                  N/A         90,969

COMCAST
CORPORATION      COMMON     200300200      3,266   144,588   SH          X                  N/A        144,588

CALL CAPITAL
ONE JAN 35       COMMON     14040H905         17    42,600   SH   CALL   X                  N/A         42,600

CIT GROUP
INC NEW          COMMON     125581108      1,670    85,182   SH          X                  N/A         85,182

COMMONWEALTH
BANCORP INC      COMMON     20268X102      8,640   186,338   SH          X                  N/A        186,338

CITIZENS SOUTH
BANKING COR      COMMON     176682102        618    60,575   SH          X                  N/A         60,575

CENTER TR INC    COMMON     151845104        507    64,994   SH          X                  N/A         64,994

DIME COMMUNITY
BANCSHARES       COMMON     253922108        741    38,697   SH          X                  N/A         38,697

EBENX INC        COMMON     278668108        309    64,981   SH          X                  N/A         64,981

EQUITABLE
BANK  MD         COMMON     29444Q105      3,464    95,200   SH          X                  N/A         95,200

EXPRESS SCRIPTS
INC-CL A         COMMON     302182100        826    17,196   SH          X                  N/A         17,196




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                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                         Fair                              Investment
 Name of Issuer  Title of     CUSIP      Market             Sh/   Put/     Discretion      Other           Voting Authority
                  Class                  Value    Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)


FIRSTFED
AMERICA
BANCORP I        COMMON     337929103      1,660    66,800   SH          X                  N/A         66,800

FREEPORT
MCMORAN
COPPER &         COMMON     35671D857      5,819   346,800   SH          X                  N/A        346,800

FORDING INC      COMMON     345426100      5,898   281,411   SH          X                  N/A        281,411

FAB
INDUSTRIES INC   COMMON     302747100        107    13,100   SH          X                  N/A         13,100

FINGER LAKER
BANCORP INC      COMMON     31787C107      1,947    98,100   SH          X                  N/A         98,100

HUDSON CITY
BANCORP INC      COMMON     443683107        864    46,400   SH          X                  N/A         46,400

HISPANIC
BROADCASTING
CORP             COMMON     43357B104      1,764    85,819   SH          X                  N/A         85,819

IRT
PROPERTY CO      COMMON     450058102        480    40,426   SH          X                  N/A         40,426

INTERTRUST
TECHNOLOGIES CO  COMMON     46113Q109        733   173,308   SH          X                  N/A        173,308

JDN REALTY CORP  COMMON     465917102      1,517   138,509   SH          X                  N/A        138,509

LEEDS FEDERAL
BANKSHARES I     COMMON     524226107      1,842    57,744   SH          X                  N/A         57,744

LYNX
THERAPEUTICS
INC              COMMON     551812308         27    65,000   SH          X                  N/A         65,000

LASER MORTGAGE
MANAGEMENT       COMMON     51806D100         46    35,000   SH          X                  N/A         35,000

PHILIP MORRIS
COS INC          COMMON     718154107      8,673   213,983   SH          X                  N/A        213,983

MERIDIAN
MEDICAL
TECHNOLOG        COMMON     589658103      5,875   132,324   SH          X                  N/A        132,324

NEW CENTURY
FINANCIAL CORP   COMMON     64352D101      2,078    81,847   SH          X                  N/A         81,847

NEWMONT
MINING CORP      COMMON     651639106        611    21,040   SH          X                  N/A         21,040

NORTEK
HLDGS INC        COMMON     656557105     20,143   440,275   SH          X                  N/A        440,275




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                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4          Column 5         Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                         Fair                              Investment
 Name of Issuer  Title of     CUSIP      Market             Sh/   Put/     Discretion      Other           Voting Authority
                  Class                  Value    Shares    Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                        (A)   (B)   (C)                (A)        (B)        (C)

ORAPHARMA INC    COMMON     68554E106      2,094   285,998   SH          X                  N/A        285,998

OSMONICS INC     COMMON     688350107      1,137    67,100   SH          X                  N/A         67,100

PACKAGING
DYNAMICS CORP    COMMON     695160101        413    62,520   SH          X                  N/A         62,520

PORT
FINANCIAL CORP   COMMON     734119100        892    20,000   SH          X                  N/A         20,000

***PETROQUEST
ENERGY INC       COMMON     716748108        125    30,000   SH          X                  N/A         30,000

PRECISE
SOFTWARE
SOLUTIONS        COMMON     M41450103      2,144   129,855   SH          X                  N/A        129,855

PROVIDIAN
FINANCIAL CORP   COMMON     74406A102        552    85,129   SH          X                  N/A         85,129

RALCORP
HOLDINGS INC     COMMON     751028101      2,978   118,475   SH          X                  N/A        118,475

RATIONAL
SOFTWARE CORP    COMMON     75409P202        558    53,738   SH          X                  N/A         53,738

CONNECTICUT
BANCSHARES INC   COMMON     207540105      1,653    43,000   SH          X                  N/A         43,000

SYNCOR
INTERNATIONAL
CORP-            COMMON     87157J106     17,663   634,936   SH          X                  N/A        634,936

STATEN ISLAND
BANCORP          COMMON     857550107        592    29,400   SH          X                  N/A         29,400

SOVEREIGN
BANCORP INC      COMMON     845905108        396    28,200   SH          X                  N/A         28,200

TIERONE
CORPORATION      COMMON     88650R108      1,043    68,800   SH          X                  N/A         68,800

TICKETMASTER     COMMON     88633P203     13,178   620,999   SH          X                  N/A        620,999

WASHINGTON
FEDERAL, INC     COMMON     938824109        678    27,300   SH          X                  N/A         27,300









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